UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2015

MFS® EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.6%
Aerospace - 2.5%
General Dynamics Corp.	4,496	$668,016
Northrop Grumman Corp.	15,670	2,942,043

		$3,610,059
Automotive - 3.9%
General Motors Co.	19,484	$680,186
Hyundai Motor Co. Ltd.	7,576	1,036,670
Kia Motors Corp.	37,828	1,846,086
Magna International, Inc.	40,170	2,118,479

		$5,681,421
Business Services - 0.8%
Accenture PLC, “A”	10,658	$1,142,538

Cable TV - 3.5%
Comcast Corp., “Special A”	44,588	$2,796,113
Time Warner Cable, Inc.	12,201	2,310,869

		$5,106,982
Chemicals - 2.5%
LyondellBasell Industries N.V., “A”	39,239	$3,645,695

Computer Software - 3.5%
Aspen Technology, Inc. (a)	15,175	$628,093
CA, Inc.	30,460	844,047
Microsoft Corp.	49,898	2,626,631
Symantec Corp.	45,759	942,635

		$5,041,406
Computer Software - Systems - 3.1%
Apple, Inc.	15,296	$1,827,872
Seagate Technology PLC	17,624	670,769
Western Digital Corp.	30,600	2,044,692

		$4,543,333
Construction - 1.5%
Owens Corning	48,609	$2,213,168

Electrical Equipment - 1.6%
Danaher Corp.	13,054	$1,218,069
Siemens AG	11,610	1,168,175

		$2,386,244
Electronics - 3.9%
Broadcom Corp., “A”	31,463	$1,617,198
Intel Corp.	27,465	929,965
Microchip Technology, Inc.	26,794	1,293,882
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	84,718	1,860,407

		$5,701,452
Energy - Independent - 4.0%
Crescent Point Energy Corp.	76,491	$1,042,421
Marathon Petroleum Corp.	22,947	1,188,655

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Valero Energy Corp.	53,556	$3,530,412

		$5,761,488
Energy - Integrated - 1.6%
Chevron Corp.	7,807	$709,500
Royal Dutch Shell PLC, “A”	62,630	1,631,701

		$2,341,201
Food & Beverages - 1.5%
General Mills, Inc.	23,773	$1,381,449
Ingredion, Inc.	7,992	759,720

		$2,141,169
Food & Drug Stores - 1.8%
CVS Health Corp.	26,402	$2,607,990

General Merchandise - 3.8%
Kohl’s Corp.	48,657	$2,244,061
Target Corp.	42,433	3,274,979

		$5,519,040
Insurance - 6.6%
Delta Lloyd N.V.	61,495	$485,533
MetLife, Inc.	71,145	3,584,285
Prudential Financial, Inc.	14,274	1,177,605
Suncorp-Metway Ltd.	99,414	922,057
Validus Holdings Ltd.	45,294	2,006,524
Zurich Insurance Group AG	5,658	1,495,711

		$9,671,715
Internet - 0.8%
Alphabet, Inc., “A” (a)	1,486	$1,095,762

Leisure & Toys - 1.1%
Electronic Arts, Inc. (a)	21,212	$1,528,749

Machinery & Tools - 0.7%
Allison Transmission Holdings, Inc.	19,514	$560,052
Caterpillar, Inc.	5,579	407,211

		$967,263
Major Banks - 9.4%
BOC Hong Kong Holdings Ltd.	151,000	$481,800
HSBC Holdings PLC	121,749	952,705
JPMorgan Chase & Co.	88,359	5,677,066
Standard Chartered PLC	39,905	443,787
Sumitomo Mitsui Financial Group, Inc.	37,700	1,498,831
Wells Fargo & Co.	85,773	4,643,750

		$13,697,939
Medical & Health Technology & Services - 0.7%
Community Health Systems, Inc. (a)	37,984	$1,065,071

Medical Equipment - 0.7%
Abbott Laboratories	22,763	$1,019,782

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 0.7%
Rio Tinto Ltd.	28,310	$1,029,313

Natural Gas - Distribution - 0.7%
Engie	60,835	$1,067,345

Natural Gas - Pipeline - 0.4%
Williams Partners LP	18,458	$623,880

Network & Telecom - 2.9%
Cisco Systems, Inc.	144,788	$4,177,134

Oil Services - 0.3%
Noble Corp. PLC	37,019	$498,646

Other Banks & Diversified Financials - 1.7%
Discover Financial Services	29,698	$1,669,622
UBS AG	36,606	732,527

		$2,402,149
Pharmaceuticals - 9.9%
Bristol-Myers Squibb Co.	60,856	$4,013,453
Eli Lilly & Co.	48,254	3,936,079
Johnson & Johnson	7,933	801,471
Merck & Co., Inc.	73,373	4,010,568
Pfizer, Inc.	50,263	1,699,895

		$14,461,466
Real Estate - 1.5%
Hospitality Properties Trust, REIT	23,241	$623,788
Medical Properties Trust, Inc., REIT	84,086	950,172
Starwood Property Trust, Inc., REIT	31,129	625,382

		$2,199,342
Restaurants - 1.3%
Darden Restaurants, Inc.	7,159	$443,071
YUM! Brands, Inc.	19,878	1,409,549

		$1,852,620
Specialty Chemicals - 0.6%
Marine Harvest	62,968	$844,094

Specialty Stores - 3.5%
Amazon.com, Inc. (a)	4,115	$2,575,579
American Eagle Outfitters, Inc.	168,658	2,577,094

		$5,152,673
Telephone Services - 3.8%
Frontier Communications Corp.	134,868	$693,222
TDC A.S.	114,554	600,440
Telefonica Brasil S.A., ADR	78,723	815,570
Verizon Communications, Inc.	74,611	3,497,764

		$5,606,996
Tobacco - 5.9%
Altria Group, Inc.	56,071	$3,390,613
Japan Tobacco, Inc.	57,400	1,983,003

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - continued
Philip Morris International, Inc.	37,018	$3,272,391

		$8,646,007
Utilities - Electric Power - 4.9%
American Electric Power Co., Inc.	56,935	$3,225,368
Edison International	7,992	483,676
Exelon Corp.	58,788	1,641,361
PG&E Corp.	7,796	416,306
PPL Corp.	40,625	1,397,500

		$7,164,211
Total Common Stocks		$142,215,343

Convertible Preferred Stocks - 0.5%
Pharmaceuticals - 0.3%
Allergan PLC, 5.5%	424	$443,771

Telephone Services - 0.2%
Frontier Communications Corp., 11.125%	2,825	$280,042
Total Convertible Preferred Stocks		$723,813

Preferred Stocks - 0.5%
Telephone Services - 0.5%
Telecom Italia S.p.A.	635,028	$714,370

Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	3,015,484	$3,015,484
Total Investments		$146,669,010

Other Assets, Less Liabilities - (0.7)%		(978,229)
Net Assets - 100.0%		$145,690,781

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$118,882,499	$—	$—	$118,882,499
United Kingdom	4,057,506	—	—	4,057,506
Japan	—	3,481,834	—	3,481,834
Canada	3,160,900	—	—	3,160,900
South Korea	1,036,670	1,846,086	—	2,882,756
Switzerland	2,228,238	—	—	2,228,238
Taiwan	1,860,408	—	—	1,860,408
Germany	1,168,175	—	—	1,168,175
France	1,067,345	—	—	1,067,345
Other Countries	3,460,007	1,403,858	—	4,863,865
Mutual Funds	3,015,484	—	—	3,015,484
Total Investments	$139,937,232	$6,731,778	$—	$146,669,010

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $5,232,947 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$140,758,504
Gross unrealized appreciation	12,287,607
Gross unrealized depreciation	(6,377,101)
Net unrealized appreciation (depreciation)	$5,910,506

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,760,561	22,485,257	(21,230,334)	3,015,484

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$503	$3,015,484

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: December 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: December 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2015

*	Print name and title of each signing officer under his or her signature.